NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling shareholders			¥ (32,500)
Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling shareholders	¥ 19,228		19,228
Non-controlling Interest
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling shareholders	¥ 51,728		¥ (51,728)
1 Pharmacy Technology
Noncontrolling Interest [Line Items]
Shares issued		32,500,000
Issuance Price		¥ 32,500
Vesting with in Two years
Noncontrolling Interest [Line Items]
Vesting shares (as a percentage)		50.00%
Vesting Over Two Years thereafter
Noncontrolling Interest [Line Items]
Vesting shares (as a percentage)		50.00%